PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
PLANT AND EQUIPMENT, NET

6. PLANT AND EQUIPMENT, NET

Plant and equipment consist of the following:

	As of December 31,
	2023	2024
	HK$	HK$

Furniture and equipment	439,448	74,392
Less: accumulated depreciation	(437,302)	(9,883)
Plant and equipment, net	2,146	64,509

Depreciation expenses for the years ended December 31, 2023 and 2024 were HK$1,678 and HK$7,141, respectively.

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
PLANT AND EQUIPMENT, NET

7.	PLANT AND EQUIPMENT, NET

Plant and equipment consist of the following:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Furniture and equipment	74,392	114,141
Less: accumulated depreciation	(9,883)	(23,603)
Plant and equipment, net	64,509	90,538

Depreciation expenses for the year ended December 31, 2024, and for the six months ended June 30, 2024 and 2025 were HK$7,141, HK$839 and HK$13,720, respectively.